Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Long-term Investments.
Investments in associated companies		¥ 318,888	¥ 207,492
Equity investments		309,691	169,986
Available-for-sale securities		1,136,073
Total	$ 272,415	¥ 1,764,652	¥ 377,478